Notes Payable to Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable to Related Parties [Abstract]
Schedule of Notes Payable to Related Parties	Notes payable to related parties consisted of the following:
	September 30, 2024	December 31, 2023

December 2023 - $135,000 original amount bearing no interest due upon demand	$-	$135,000
May 2024 and December 2023 - $7,000 and $24,000 original amount bearing a one-time interest fee of $2,460 due upon demand.	31,000	24,000
August 2024 - $80,000 original amount bearing no interest due upon demand	80,000	-
August 2024 - $20,000 original amount bearing no interest due upon demand	20,000	-
September 2024 - $20,000 original amount bearing no interest due upon demand	20,000	-
Total notes payable to related parties	$151,000	$159,000
Notes payable to related parties consisted of the following:
	December 31, 2023	December 31, 2022

November 2022 - $300,000 original amount bearing no interest due upon demand	$-	$250,000
December 2023 - $135,000 original amount bearing no interest due upon demand.	135,000	-
Total notes payable to related parties	$135,000	$250,000